Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2014
Entity Registrant Name	dei_EntityRegistrantName	Precidian ETFs Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001499655
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2014
Prospectus Date	rr_ProspectusDate	Jul. 29, 2014
MAXIS Nikkei 225 Index Fund (Prospectus Summary) | MAXIS Nikkei 225 Index Fund | MAXIS Nikkei 225 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NKY